CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 14)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 4,666.2	$ 41.6	$ (224.5)	$ (336.8)	$ 4,146.5
Net income				194.7	194.7
Other comprehensive (loss) income			118.0		118.0
Total comprehensive income					312.7
Exercise of stock options	14.1	(4.0)			10.1
Exercise of warrants	382.9	(26.5)			356.4
Share-based payments		5.6			5.6
Vesting of restricted share units	2.5	(2.5)
Dividend reinvestment plan	42.1				42.1
Dividends declared				(167.9)	(167.9)
Balance at end of period at Dec. 31, 2017	5,107.8	14.2	(106.5)	(310.0)	4,705.5
Impact on adoption of IFRS 9 (Note 2)			(27.1)	27.1
Restated balance at January 1, 2018	5,107.8	14.2	(133.6)	(282.9)	4,705.5
Net income				139.0	139.0
Other comprehensive (loss) income			(86.7)		(86.7)
Total comprehensive income					52.3
Exercise of stock options	5.5	(1.3)			4.2
Share-based payments		6.0			6.0
Vesting of restricted share units	3.3	(3.3)
Dividend reinvestment plan	41.7				41.7
Dividends declared				(177.8)	(177.8)
Balance at end of period at Dec. 31, 2018	$ 5,158.3	$ 15.6	$ (220.3)	$ (321.7)	$ 4,631.9